Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant, description			Options granted may be either incentive stock options or nonstatutory stock options.
Grant date fair value of options vested, per share	$ 1.37	$ 0.36	$ 0.42	$ 0.35
Grant date fair value of options vested	$ 61	$ 100	$ 339	$ 72
Unrecognized compensation cost	$ 639		$ 682
Weighted average period for recognition of compensation costs	2 years 7 months 6 days		2 years 10 months 24 days
Number of Stock Options Outstanding, Granted	104,808	1,461,759	1,642,799	1,190,349
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issued					38,059
Stock option issued, exercise price					$ 0.80
Stock option vesting period					3 years
Stock option expiration period					Sep. 30, 2014
Two Thousand Eight Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan			10 years
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan			5 years
Two Thousand Eight Stock Option Plan [Member] | Minimum | Ten Percent Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage			110.00%
Two Thousand Eight Stock Option Plan [Member] | Nonstatutory Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage			85.00%